Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Business Segment Information

	Upstream		Downstream	Gas and Power	Central Administration and Others	Consolidation adjustments (1)	Total
For the year ended December 31, 2023
Revenues	171		14,888	2,017	235	-	17,311
Revenues from intersegment sales	7,211		100	357	781	(8,449)	-

Revenues	7,382		14,988	2,374	1,016	(8,449)	17,311

Operating profit or loss	(1,927)	(4)	896	(3)	(270)	56	(1,248)
Income from equity interests in associates and joint ventures	-		10	84	-	-	94

Net financial results							897
Net loss before income tax							(257)
Income tax							(1,020)
Net loss							(1,277)

Acquisitions of property, plant and equipment	4,773		1,140	178	100	-	6,191
Acquisitions of right-of-use assets	363		19	22	-	-	404
Assets	11,129		9,916	2,282	1,826	(118)	25,035

Other income statement items
Depreciation of property, plant and equipment (3)	2,452		464	44	56	-	3,016
Amortization of intangible assets	-		30	7	-	-	37
Depreciation of right-of-use assets	131		71	19	-	(1)	220
Impairment of property, plant and equipment (2)	2,288		-	-	-	-	2,288

For the year ended December 31, 2022
Revenues	174		16,016	2,304	263	-	18,757
Revenues from intersegment sales	7,134		109	391	779	(8,413)	-

Revenues	7,308		16,125	2,695	1,042	(8,413)	18,757

Operating profit or loss	1,310	(4)	1,523	90	(405)	(36)	2,482
Income from equity interests in associates and joint ventures	-		23	428	(5)	-	446

Net financial results							128
Net profit before income tax							3,056
Income tax							(822)
Net profit							2,234

Acquisitions of property, plant and equipment	3,417		837	78	127	-	4,459
Acquisitions of right-of-use assets	204		102	-	-	-	306
Assets	11,528		9,530	3,215	1,807	(168)	25,912

Other income statement items
Depreciation of property, plant and equipment (3)	1,947		477	48	79	-	2,551
Amortization of intangible assets	-		29	12	2	-	43
Depreciation of right-of-use assets	140		59	20	-	(5)	214
Impairment of property, plant and equipment (2)	123		-	-	-	-	123

	Upstream		Downstream	Gas and Power	Central Administration and Others	Consolidation adjustments (1)	Total

For the year ended December 31, 2021
Revenues	147		11,220	2,069	246	-	13,682
Revenues from intersegment sales	5,820		64	161	484	(6,529)	-

Revenues	5,967		11,284	2,230	730	(6,529)	13,682

Operating profit or loss	80	(4)	945	10	(198)	(138)	699
Income from equity interests in associates and joint ventures	-		48	239	-	-	287

Net financial results							(271)
Net profit before income tax							715
Income tax							(699)
Net profit							16

Acquisitions of property, plant and equipment	2,168		406	27	65	-	2,666
Acquisitions of right-of-use assets	172		105	7	-	-	284
Assets	10,681		8,321	2,846	1,575	(133)	23,290

Other income statement items
Depreciation of property, plant and equipment (3)	2,259		456	28	73	-	2,816
Amortization of intangible assets	-		39	8	4	-	51
Depreciation of right-of-use assets	129		61	17	-	(6)	201
Impairment of property, plant and equipment and intangible assets (2)	115		-	-	-	-	115

(1)	Corresponds to the eliminations among the business segments of the Group.
(2)	See Notes 2.c), 7 and 8.
(3)	Includes depreciation of charges for impairment of property, plant and equipment.
(4)	Includes (21), (26) and (10) of unproductive exploratory drillings as of December 31, 2023, 2022 and 2021, respectively.